LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
Long-term Debt

Below is a summary of the long-term portion and current portion of long-term debt as at December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
Description	Long-term	Current portion	Total	Long-term	Current portion	Total
Syndicate Facility Agreement	$-	$-	$-	$-	$80,159	$80,159
Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility	-	32,525	32,525	-	39,261	39,261
Portigon AG (ex West LB Bank) Credit Facility	-	25,250	25,250	-	25,250	25,250
Piraeus Bank Credit Facilities	-	17,964	17,964	-	76,350	76,350
Kamsarmax syndicate facilities agreements	-	-	-	-	76,836	76,836
Eurobank Credit Facility	-	-	-	-	11,035	11,035
Handysize Syndicate Facility Agreement	-	-	-	-	30,831	30,831
Mojave Finance Inc	-	3,000	3,000	-	-	-
Ending Balance	$-	$78,739	$78,739	$-	$339,722	$339,722

Interest and Finance Expense
The amounts shown as interest and finance expense in the statements of operations are analyzed as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2012	2011	2010
Interest expense	$8,125	$11,528	$10,124
Amortization of deferred charges	5,624	2,112	1,026
Amortization of the beneficial conversion feature	71,561	8,161	5,942
Other expenses	1,239	871	1,458
	$86,549	$22,672	$18,550